BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
December 31, 2022
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 8.2%
(a)(b)
AGL Core CLO 4 Ltd., Series 2020-4A,
Class A1R, (LIBOR USD 3 Month +
1.07%), 5.31%, 04/20/33 ....... USD 250 $ 244,866
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class BR2, (LIBOR USD 3
Month + 1.80%), 6.16%, 10/27/34 250 238,738
Bridge Street CLO II Ltd., Series
2021-1A, Class A1A, (LIBOR USD 3
Month + 1.23%), 5.47%, 07/20/34 250 240,127
CIFC Funding Ltd., Series 2020-3A,
Class A1R, (LIBOR USD 3 Month +
1.13%), 5.37%, 10/20/34 ....... 250 241,721
Gilbert Park CLO Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month +
1.19%), 5.27%, 10/15/30 ....... 250 247,536
GoldentTree Loan Management US
CLO 1 Ltd., Series 2021-11A, Class
A, (LIBOR USD 3 Month + 1.13%),
5.37%, 10/20/34 ............ 250 241,935
Madison Park Funding XVIII Ltd.,
Series 2015-18A, Class ARR,
(LIBOR USD 3 Month + 0.94%),
5.22%, 10/21/30 ............ 250 246,520
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class C,
(LIBOR USD 3 Month + 2.60%),
6.83%, 01/19/33 ............ 250 240,796
OHA Loan Funding Ltd., Series 2015-
1A, Class AR3, (LIBOR USD 3
Month + 1.15%), 5.38%, 01/19/37 250 243,536
Palmer Square CLO Ltd., Series 2021-
3A, Class A1, (LIBOR USD 3 Month
+ 1.15%), 5.23%, 01/15/35 ..... 250 242,100
Pikes Peak CLO 8, Series 2021-8A,
Class B, (LIBOR USD 3 Month +
1.75%), 5.99%, 07/20/34 ....... 250 239,639
TCW CLO AMR Ltd., Series 2019-1A,
Class ASNR, (LIBOR USD 3 Month
+ 1.22%), 5.86%, 08/16/34 ..... 250 243,363
TRESTLES CLO V Ltd., Series 2021-
5A, Class A1, (LIBOR USD 3 Month
+ 1.17%), 5.41%, 10/20/34 ..... 250 242,091
Trimaran CAVU Ltd., Series 2021-2A,
Class D1, (LIBOR USD 3 Month +
3.25%), 7.61%, 10/25/34 ....... 250 226,621
3,379,589
Ireland — 0.6%
Prodigy Finance DAC, Series 2021-1A,
Class A, (LIBOR USD 1 Month +
1.25%), 5.64%, 07/25/51
(a)(b)
.... 236 227,609
United States — 4.9%
(a)
Diameter Capital CLO 1 Ltd., Series
2021-1A, Class A1A, (LIBOR USD 3
Month + 1.24%), 5.32%, 07/15/36
(b)
250 240,413
Home Partners of America Trust, Series
2021-2, Class F, 3.80%, 12/17/26 . 486 397,399
Legacy Mortgage Asset Trust, Series
2019-SL2, Class M, 4.25%,
02/25/59
(b)
................ 204 155,347
Mosaic Solar Loans LLC, Series 2017-
2A, Class C, 2.00%, 06/22/43 ... 71 68,312
PRET LLC, Series 2021-NPL6, Class
A1, 2.49%, 07/25/51
(c)
........ 341 315,305
Security
Par (000)
Par (000) Value
United States (continued)
Progress Residential Trust, Series
2021-SFR10, Class F, 4.61%,
12/17/40 ................. USD 500 $ 408,591
Regional Management Issuance Trust,
Series 2022-1, Class A, 3.07%,
03/15/32 ................. 100 91,223
Tricon Residential Trust, Series 2021-
SFR1, Class F, 3.69%, 07/17/38 .. 400 338,275
2,014,865
Total Asset-Backed Securities — 13.7%
(Cost: $6,038,839) .............................. 5,622,063
Corporate Bonds
Australia — 0.0%
FMG Resources August 2006 Pty. Ltd.,
6.13%
,
04/15/32
(a)
........... 6 5,596
Belgium — 0.8%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ............ 87 85,877
5.88%, 06/15/35 ............ 31 32,112
KBC Group NV, (EURIBOR 3 Month +
0.72%), 0.38%
,
06/16/27
(b)(d)
.... EUR 200 188,992
306,981
Canada — 0.1%
1011778 BC ULC, 3.88%
,
01/15/28
(a)
USD 2 1,789
Rogers Communications, Inc., 3.70%
,
11/15/49 .................. 35 23,704
25,493
China — 0.6%
NXP BV
5.55%, 12/01/28 ............ 68 68,276
3.40%, 05/01/30 ............ 115 98,850
2.50%, 05/11/31 ............ 61 48,030
5.00%, 01/15/33 ............ 34 31,904
247,060
France — 0.9%
(d)
Banque Federative du Credit Mutuel
SA, 0.10%
,
10/08/27 ......... EUR 100 90,728
BNP Paribas SA, (EURIBOR 3 Month +
0.80%), 0.38%
,
10/14/27
(b)
..... 100 92,557
Engie SA, 1.75%
,
03/27/28 ....... 100 96,804
Societe Generale SA, (EURIBOR 3
Month + 1.28%), 0.88%
,
09/22/28
(b)
100 90,875
370,964
Germany — 0.9%
(d)
Commerzbank AG, (EURIBOR 3 Month
+ 1.30%), 0.75%
,
03/24/26
(b)
.... 100 97,807
Deutsche Bank AG, (EURIBOR 3
Month + 1.38%), 1.88%
,
02/23/28
(b)
200 187,184
E.ON SE, 1.00%
,
10/07/25 ....... 100 100,679
385,670
Italy — 0.7%
(d)
Intesa Sanpaolo SpA, 1.50%
,
04/10/24 100 104,455
Iren SpA
1.95%, 09/19/25 ............ 100 102,036
1.50%, 10/24/27 ............ 100 94,207
300,698

BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Japan — 0.5%
Takeda Pharmaceutical Co. Ltd.,
5.00%
,
11/26/28 ............ USD 200 $ 198,294
South Africa — 0.9%
Anglo American Capital plc
(a)
4.75%, 04/10/27 ............ 200 192,100
3.88%, 03/16/29 ............ 200 179,875
371,975
Spain — 0.9%
(d)
Banco de Sabadell SA, (EUR Swap
Annual 1 Year + 1.55%), 1.13%
,
03/11/27
(b)
................ EUR 100 95,675
Banco Santander SA, 0.30%
,
10/04/26 200 188,363
CaixaBank SA, (EURIBOR 3 Month +
0.85%), 0.38%
,
11/18/26
(b)
..... 100 94,948
378,986
United Kingdom — 1.2%
CNH Industrial NV, 4.50%
,
08/15/23 . USD 188 186,812
National Grid plc, 0.25%
,
09/01/28
(d)
. EUR 100 86,836
RELX Capital, Inc., 4.00%
,
03/18/29 . USD 24 22,226
SSE plc
(d)
0.88%, 09/06/25 ............ EUR 100 99,514
1.38%, 09/04/27 ............ 100 96,438
491,826
United States — 24.4%
AbbVie, Inc.
4.55%, 03/15/35 ............ USD 57 53,299
4.70%, 05/14/45 ............ 43 38,193
AEP Texas, Inc.
3.95%, 06/01/28 ............ 95 89,083
5.25%, 05/15/52 ............ 43 41,120
Aetna, Inc., 6.63%
,
06/15/36 ...... 7 7,436
Agilent Technologies, Inc., 3.05%
,
09/22/26 ................. 34 31,622
Albertsons Cos., Inc.
(a)
5.88%, 02/15/28 ............ 3 2,852
4.88%, 02/15/30 ............ 2 1,785
Alexandria Real Estate Equities, Inc.,
4.90%
,
12/15/30 ............ 77 75,015
Amazon.com, Inc.
4.70%, 12/01/32 ............ 20 19,796
4.05%, 08/22/47 ............ 53 45,445
American International Group, Inc.,
4.38%
,
06/30/50 ............ 27 22,838
American Tower Corp.
5.00%, 02/15/24 ............ 12 11,956
0.45%, 01/15/27 ............ EUR 100 91,715
3.80%, 08/15/29 ............ USD 105 95,253
American Transmission Systems, Inc.,
2.65%
,
01/15/32
(a)
........... 34 27,902
Amgen, Inc.
4.40%, 05/01/45 ............ 35 29,324
4.66%, 06/15/51 ............ 4 3,441
Aon Corp., 3.75%
,
05/02/29 ....... 5 4,612
Apple, Inc.
4.38%, 05/13/45 ............ 26 24,028
2.80%, 02/08/61 ............ 37 23,408
Applied Materials, Inc., 4.35%
,
04/01/47 ................. 7 6,294
Aramark Services, Inc., 5.00%
,
02/01/28
(a)
................ 4 3,732
Security
Par (000)
Par (000) Value
United States (continued)
AT&T, Inc.
4.35%, 03/01/29 ............ USD 45 $ 42,793
2.75%, 06/01/31 ............ 33 27,348
5.25%, 03/01/37 ............ 42 40,467
4.75%, 05/15/46 ............ 63 53,261
4.50%, 03/09/48 ............ 11 8,956
3.65%, 09/15/59 ............ 60 40,160
Atlantic City Electric Co., 4.00%
,
10/15/28 ................. 8 7,615
Atmos Energy Corp., 2.85%
,
02/15/52 10 6,471
Autodesk, Inc., 2.40%
,
12/15/31 .... 53 42,338
Baltimore Gas & Electric Co., 3.50%
,
08/15/46 ................. 74 54,878
Bank of America Corp.
(b)
(SOFR 1 Day + 1.46%), 1.49%,
05/19/24 ............... 397 390,774
(LIBOR USD 3 Month + 0.87%),
2.46%, 10/22/25 .......... 6 5,669
(SOFR 1 Day + 1.32%), 2.69%,
04/22/32 ............... 131 104,850
(SOFR 1 Day + 1.33%), 2.97%,
02/04/33 ............... 351 282,772
(SOFR 1 Day + 1.83%), 4.57%,
04/27/33 ............... 95 86,897
Baxter International, Inc.
2.60%, 08/15/26 ............ 33 30,478
2.54%, 02/01/32 ............ 7 5,561
Biogen, Inc., 5.20%
,
09/15/45 ..... 9 8,467
Blackstone Private Credit Fund, 4.00%
,
01/15/29 ................. 42 34,651
Bristol-Myers Squibb Co., 4.55%
,
02/20/48 ................. 29 26,075
Broadcom, Inc.
4.30%, 11/15/32 ............ 107 94,304
3.14%, 11/15/35
(a)
........... 39 28,675
4.93%, 05/15/37
(a)
........... 13 11,341
Burlington Northern Santa Fe LLC,
3.30%
,
09/15/51 ............ 33 24,018
Cameron LNG LLC
(a)
2.90%, 07/15/31 ............ 25 21,089
3.30%, 01/15/35 ............ 187 150,557
Carrier Global Corp., 2.24%
,
02/15/25 5 4,710
CCO Holdings LLC
(a)
5.38%, 06/01/29 ............ 4 3,617
4.75%, 03/01/30 ............ 4 3,450
Cedar Fair LP
5.50%, 05/01/25
(a)
........... 2 1,978
5.38%, 04/15/27 ............ 3 2,865
5.25%, 07/15/29 ............ 3 2,694
CenterPoint Energy Houston Electric
LLC
Series AE, 2.35%, 04/01/31 .... 10 8,292
Series AF, 3.35%, 04/01/51 .... 15 11,038
Series AJ, 4.85%, 10/01/52 .... 25 23,855
Charter Communications Operating
LLC
5.13%, 07/01/49 ............ 8 6,049
4.80%, 03/01/50 ............ 130 94,373
3.90%, 06/01/52 ............ 15 9,418
4.40%, 12/01/61 ............ 15 9,595
3.95%, 06/30/62 ............ 18 10,618
5.50%, 04/01/63 ............ 10 7,625
Citigroup, Inc.
(b)
(SOFR 1 Day + 0.69%), 2.01%,
01/25/26 ............... 174 161,257

BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
(SOFR 1 Day + 1.35%), 3.06%,
01/25/33 ............... USD 32 $ 25,825
Clear Channel Outdoor Holdings, Inc.,
5.13%
,
08/15/27
(a)
........... 4 3,466
Comcast Corp.
5.50%, 11/15/32 ............ 55 57,348
3.75%, 04/01/40 ............ 39 32,164
3.40%, 07/15/46 ............ 31 22,704
Commercial Metals Co., 4.38%
,
03/15/32 ................. 4 3,480
Commonwealth Edison Co.
4.00%, 03/01/48 ............ 18 14,786
Series 133, 3.85%, 03/15/52 .... 24 19,102
Consolidated Edison Co. of New York,
Inc., 6.15%
,
11/15/52 ......... 45 48,174
Cox Communications, Inc., 3.15%
,
08/15/24
(a)
................ 14 13,473
Crown Castle, Inc., 2.50%
,
07/15/31 . 52 41,904
CSX Corp.
2.50%, 05/15/51 ............ 26 15,790
4.25%, 11/01/66 ............ 10 7,841
CVS Health Corp.
3.25%, 08/15/29 ............ 67 59,938
5.13%, 07/20/45 ............ 49 44,659
Dell International LLC, 6.02%
,
06/15/26 67 68,350
Ecolab, Inc., 3.95%
,
12/01/47 ..... 11 8,926
Edison International
5.75%, 06/15/27 ............ 34 34,105
6.95%, 11/15/29 ............ 41 42,816
Electronic Arts, Inc., 1.85%
,
02/15/31 10 7,860
Entergy Louisiana LLC
4.95%, 01/15/45 ............ 97 85,996
4.20%, 09/01/48 ............ 41 33,548
Enterprise Products Operating LLC,
3.30%
,
02/15/53 ............ 45 29,933
Equifax, Inc., 2.35%
,
09/15/31 ..... 5 3,880
Equinix, Inc.
0.25%, 03/15/27 ............ EUR 100 92,435
3.20%, 11/18/29 ............ USD 63 54,837
2.15%, 07/15/30 ............ 35 27,844
2.50%, 05/15/31 ............ 21 16,873
3.90%, 04/15/32 ............ 78 69,299
Exelon Corp., 4.45%
,
04/15/46 ..... 32 27,030
Expedia Group, Inc., 2.95%
,
03/15/31 2 1,608
FactSet Research Systems, Inc.,
3.45%
,
03/01/32 ............ 12 10,061
Florida Power & Light Co., 4.05%
,
10/01/44 ................. 86 72,786
Ford Motor Co., 3.25%
,
02/12/32 ... 2 1,500
General Motors Co.
5.00%, 10/01/28 ............ 39 37,351
5.40%, 10/15/29 ............ 10 9,543
5.60%, 10/15/32 ............ 29 26,941
General Motors Financial Co., Inc.
3.25%, 01/05/23 ............ 470 469,972
5.10%, 01/17/24 ............ 199 198,213
4.35%, 04/09/25 ............ 152 147,870
4.30%, 04/06/29 ............ 13 11,644
2.35%, 01/08/31 ............ 61 45,995
Gilead Sciences, Inc.
4.60%, 09/01/35 ............ 38 36,094
4.75%, 03/01/46 ............ 26 23,398
Global Payments, Inc.
1.20%, 03/01/26 ............ 218 190,021
Security
Par (000)
Par (000) Value
United States (continued)
2.15%, 01/15/27 ............ USD 139 $ 121,257
4.45%, 06/01/28 ............ 160 148,872
GLP Capital LP
4.00%, 01/15/30 ............ 34 29,778
4.00%, 01/15/31 ............ 27 23,161
3.25%, 01/15/32 ............ 40 31,975
Goldman Sachs Group, Inc. (The)
(b)
(LIBOR USD 3 Month + 1.17%),
5.78%, 05/15/26 .......... 7 6,951
(SOFR 1 Day + 1.85%), 3.62%,
03/15/28 ............... 46 42,847
(LIBOR USD 3 Month + 1.51%),
3.69%, 06/05/28 .......... 30 27,874
(SOFR 1 Day + 1.28%), 2.62%,
04/22/32 ............... 492 392,365
Hasbro, Inc., 3.90%
,
11/19/29 ..... 11 9,776
HCA, Inc., 5.50%
,
06/15/47 ....... 57 50,623
Herc Holdings, Inc., 5.50%
,
07/15/27
(a)
4 3,731
Hewlett Packard Enterprise Co., 4.90%
,
10/15/25
(c)
................ 38 37,627
iHeartCommunications, Inc., 5.25%
,
08/15/27
(a)
................ 2 1,694
Intel Corp., 4.10%
,
05/19/46 ...... 44 35,407
International Business Machines Corp.,
7.00%
,
10/30/25 ............ 8 8,470
Interpublic Group of Cos., Inc. (The)
4.65%, 10/01/28 ............ 8 7,655
4.75%, 03/30/30 ............ 8 7,547
JPMorgan Chase & Co.
(b)
(SOFR 1 Day + 1.75%), 4.57%,
06/14/30 ............... 27 25,403
(SOFR 1 Day + 1.25%), 2.58%,
04/22/32 ............... 10 8,010
(SOFR 1 Day + 1.26%), 2.96%,
01/25/33 ............... 16 13,023
(SOFR 1 Day + 1.80%), 4.59%,
04/26/33 ............... 116 107,389
(SOFR 1 Day + 2.08%), 4.91%,
07/25/33 ............... 87 82,835
KLA Corp.
3.30%, 03/01/50 ............ 36 26,069
5.25%, 07/15/62 ............ 25 24,007
L3Harris Technologies, Inc.
2.90%, 12/15/29 ............ 72 61,416
1.80%, 01/15/31 ............ 141 108,209
Lam Research Corp., 4.88%
,
03/15/49 25 23,669
Lamar Media Corp., 3.75%
,
02/15/28 2 1,790
Lowe's Cos., Inc.
5.50%, 10/15/35 ............ 8 7,930
2.80%, 09/15/41 ............ 61 41,510
LYB International Finance III LLC,
4.20%
,
05/01/50 ............ 4 2,957
Masonite International Corp., 5.38%
,
02/01/28
(a)
................ 2 1,849
Medline Borrower LP, 3.88%
,
04/01/29
(a)
................ 10 8,060
Meta Platforms, Inc., 4.45%
,
08/15/52 45 35,759
Microsoft Corp., 3.70%
,
08/08/46 ... 27 22,946
MidAmerican Energy Co.
3.65%, 04/15/29 ............ 63 58,903
4.25%, 07/15/49 ............ 35 29,688
Moody's Corp.
4.25%, 08/08/32 ............ 57 53,265
3.75%, 02/25/52 ............ 8 6,091

BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Morgan Stanley
3.13%, 01/23/23 ............ USD 124 $ 123,886
(SOFR 1 Day + 0.47%), 4.79%,
11/10/23
(b)
.............. 91 90,733
(SOFR 1 Day + 0.46%), 0.53%,
01/25/24
(b)
.............. 150 148,994
(LIBOR USD 3 Month + 1.63%),
4.43%, 01/23/30
(b)
......... 69 64,219
(SOFR 1 Day + 1.14%), 2.70%,
01/22/31
(b)
.............. 442 365,245
Motorola Solutions, Inc.
5.60%, 06/01/32 ............ 98 95,398
5.50%, 09/01/44 ............ 36 32,414
National Retail Properties, Inc., 3.00%
,
04/15/52 ................. 34 20,232
Navient Corp.
5.88%, 10/25/24 ............ 2 1,935
6.75%, 06/25/25 ............ 2 1,920
6.75%, 06/15/26 ............ 2 1,895
Newmont Corp.
2.80%, 10/01/29 ............ 13 11,052
2.25%, 10/01/30 ............ 41 32,953
Nexstar Media, Inc., 5.63%
,
07/15/27
(a)
4 3,669
Norfolk Southern Corp.
3.65%, 08/01/25 ............ 4 3,871
3.00%, 03/15/32 ............ 27 23,052
3.94%, 11/01/47 ............ 27 21,609
3.05%, 05/15/50 ............ 16 10,717
Northern States Power Co., 2.60%
,
06/01/51 ................. 37 23,452
NRG Energy, Inc.
2.45%, 12/02/27
(a)
........... 74 61,313
5.75%, 01/15/28 ............ 2 1,877
5.25%, 06/15/29
(a)
........... 2 1,766
NSTAR Electric Co., 3.95%
,
04/01/30 13 12,221
Ohio Power Co.
Series P, 2.60%, 04/01/30 ..... 5 4,252
Series R, 2.90%, 10/01/51 ..... 22 14,313
Omnicom Group, Inc., 2.60%
,
08/01/31 5 4,091
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 ............ 69 65,072
3.10%, 09/15/49 ............ 36 25,480
Oracle Corp.
3.60%, 04/01/40 ............ 123 90,234
4.00%, 07/15/46 ............ 14 10,202
4.00%, 11/15/47 ............ 4 2,924
3.60%, 04/01/50 ............ 123 82,812
Outfront Media Capital LLC, 5.00%
,
08/15/27
(a)
................ 4 3,601
Owens Corning, 3.95%
,
08/15/29 ... 26 23,630
Paramount Global, 4.38%
,
03/15/43 . 20 13,772
PECO Energy Co.
2.85%, 09/15/51 ............ 41 26,987
4.38%, 08/15/52 ............ 10 8,796
Penske Truck Leasing Co. LP, 5.88%
,
11/15/27
(a)
................ 55 55,386
Pfizer, Inc., 1.75%
,
08/18/31 ...... 38 30,505
Piedmont Natural Gas Co., Inc., 2.50%
,
03/15/31 ................. 11 8,972
Post Holdings, Inc.
(a)
5.63%, 01/15/28 ............ 3 2,824
5.50%, 12/15/29 ............ 2 1,810
Prologis LP
3.25%, 10/01/26 ............ 22 20,654
3.88%, 09/15/28 ............ 7 6,617
Security
Par (000)
Par (000) Value
United States (continued)
1.75%, 02/01/31 ............ USD 52 $ 40,934
Public Service Electric & Gas Co.
3.70%, 05/01/28 ............ 28 26,528
3.60%, 12/01/47 ............ 6 4,556
QUALCOMM, Inc.
4.25%, 05/20/32 ............ 23 22,127
6.00%, 05/20/53 ............ 25 26,552
Realty Income Corp., 3.25%
,
01/15/31 6 5,203
Republic Services, Inc., 3.95%
,
05/15/28 ................. 24 22,797
RHP Hotel Properties LP, 4.75%
,
10/15/27 ................. 2 1,810
S&P Global, Inc., 4.75%
,
08/01/28
(a)
. 34 33,603
Salesforce, Inc., 3.05%
,
07/15/61 ... 12 7,620
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 2 1,902
ServiceNow, Inc., 1.40%
,
09/01/30 .. 56 42,841
Sherwin-Williams Co. (The), 2.30%
,
05/15/30 ................. 23 18,908
Sirius XM Radio, Inc., 5.50%
,
07/01/29
(a)
................ 4 3,651
Southern California Edison Co.
Series A, 4.20%, 03/01/29 ..... 64 60,869
2.25%, 06/01/30 ............ 43 35,413
5.95%, 11/01/32 ............ 40 42,264
Southwestern Public Service Co.,
Series 8, 3.15%
,
05/01/50 ...... 26 17,932
Standard Industries, Inc.
(a)
5.00%, 02/15/27 ............ 2 1,845
4.75%, 01/15/28 ............ 2 1,800
TEGNA, Inc.
4.63%, 03/15/28 ............ 2 1,899
5.00%, 09/15/29 ............ 2 1,898
Tenet Healthcare Corp.
(a)
4.88%, 01/01/26 ............ 6 5,674
5.13%, 11/01/27 ............ 2 1,860
4.38%, 01/15/30 ............ 3 2,597
Thermo Fisher Scientific, Inc., 4.95%
,
11/21/32 .................. 33 33,465
T-Mobile USA, Inc., 4.75%
,
02/01/28 . 367 356,830
Transcontinental Gas Pipe Line Co.
LLC
4.60%, 03/15/48 ............ 42 34,907
3.95%, 05/15/50 ............ 38 28,895
Union Pacific Corp.
3.55%, 05/20/61 ............ 40 29,115
2.97%, 09/16/62 ............ 9 5,781
UnitedHealth Group, Inc.
4.25%, 06/15/48 ............ 7 6,046
2.90%, 05/15/50 ............ 28 18,943
6.05%, 02/15/63 ............ 26 28,214
Verizon Communications, Inc.
2.55%, 03/21/31 ............ 166 136,512
4.27%, 01/15/36 ............ 67 59,642
2.65%, 11/20/40 ............ 105 70,873
4.86%, 08/21/46 ............ 34 30,476
3.70%, 03/22/61 ............ 12 8,370
VICI Properties LP
4.25%, 12/01/26
(a)
........... 25 23,323
4.63%, 12/01/29
(a)
........... 24 21,840
4.95%, 02/15/30 ............ 38 36,173
VMware, Inc., 4.70%
,
05/15/30 .... 69 64,185
Walt Disney Co. (The), 4.75%
,
09/15/44 ................. 24 22,138

BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Waste Pro USA, Inc., 5.50%
,
02/15/26
(a)
................ USD 2 $ 1,766
Wells Fargo & Co., (SOFR 1 Day +
1.50%), 3.35%
,
03/02/33
(b)
..... 30 25,272
Western Digital Corp., 2.85%
,
02/01/29 55 42,552
WP Carey, Inc.
4.25%, 10/01/26 ............ 8 7,705
3.85%, 07/15/29 ............ 8 7,186
2.40%, 02/01/31 ............ 13 10,358
2.45%, 02/01/32 ............ 18 14,065
9,992,891
Total Corporate Bonds — 31.9%
(Cost: $14,728,131) .............................. 13,076,434
Foreign Government Obligations
Mexico — 0.4%
United Mexican States, 2.66%
,
05/24/31 ................. 200 161,600
Panama — 0.4%
Republic of Panama, 3.88%
,
03/17/28 200 188,725
Peru — 0.1%
Republic of Peru, 3.55%
,
03/10/51 .. 35 24,867
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.10%
,
06/18/50 ................. 25 24,650
Total Foreign Government Obligations — 0.9%
(Cost: $475,021) ................................ 399,842
Municipal Bonds
California - 0.4%
Bay Area Toll Authority , Series 2010S-1,
RB, 7.04%, 04/01/50 ......... 20 24,577
Los Angeles Community College
District , Series 2010E, GO,
6.60%, 08/01/42 ............ 5 5,832
Los Angeles Unified School
District , Series 2010RY, GO,
6.76%, 07/01/34 ............ 20 22,349
State of California , Series 2018, GO,
4.60%, 04/01/38 ............ 70 65,643
University of California , Series 2012AD,
RB, 4.86%, 05/15/12 ......... 5 4,244
122,645
Illinois - 0.1%
State of Illinois , Series 2003, GO,
5.10%, 06/01/33 ............ 40 38,252
New Jersey - 0.0%
New Jersey Turnpike Authority , Series
2009F, RB, 7.41%, 01/01/40 .... 8 9,894
New York - 0.0%
Metropolitan Transportation
Authority , Series 2009A-1, RB,
5.87%, 11/15/39 ............ 10 9,858
New York City Municipal Water Finance
Authority , Series 2010EE, RB,
6.01%, 06/15/42 ............ 5 5,498
Security
Par (000)
Par (000) Value
New York (continued)
Port Authority of New York & New
Jersey , Series 2011-168, RB,
4.93%, 10/01/51 ............ USD 15 $ 14,264
29,620
Ohio - 0.0%
American Municipal Power, Inc. , Series
2010A, RB, 8.08%, 02/15/50 .... 10 12,831
Texas - 0.1%
City of San Antonio Electric & Gas
Systems , Series 2010A, RB,
5.81%, 02/01/41 ............ 10 10,515
State of Texas , Series 2009A, GO,
5.52%, 04/01/39 ............ 15 15,825
26,340
Total Municipal Bonds — 0.6%
(Cost: $310,036) ................................ 239,582
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.4%
United States — 0.4%
Alternative Loan Trust
(b)
Series 2006-OA6, Class 1A1A,
(LIBOR USD 1 Month + 0.42%),
4.81%, 07/25/46 .......... 18 15,305
Series 2006-OC10, Class 2A3,
(LIBOR USD 1 Month + 0.46%),
4.85%, 11/25/36 .......... 190 160,175
175,480
Commercial Mortgage-Backed Securities — 3.2%
Cayman Islands — 0.3%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
G, (1 Month CME Term SOFR +
4.22%), 8.56%, 12/15/34
(a)(b)
.... 125 112,941
United States — 2.9%
(a)
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2,
3.90%, 08/10/35 ............ 250 232,102
Commercial Mortgage Trust, Series
2013-300P, Class D, 4.39%,
08/10/30
(b)
................ 25 22,165
Federal Home Loan Mortgage Corp.
Variable Rate Notes, Series 2018-
W5FX, Class CFX, (LIBOR USD 1
Month + 0.00%), 3.66%, 04/25/28
(b)
50 41,161
Grace Trust, Series 2020-GRCE, Class
D, 2.68%, 12/10/40
(b)
......... 250 170,721
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class F, (LIBOR
USD 1 Month + 3.44%), 7.75%,
11/15/36
(b)
................ 50 45,804
JPMorgan Chase Commercial
Mortgage Securities Trust
(b)
Series 2021-MHC, Class D, (LIBOR
USD 1 Month + 1.70%), 6.02%,
04/15/38 ............... 250 237,449
Series 2022-OPO, Class D, 3.45%,
01/05/39 ............... 80 57,506
SUMIT Mortgage Trust, Series 2022-
BVUE, Class D, 2.89%, 02/12/41
(b)
40 27,520

BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M4,
4.48%, 12/26/51
(b)
........... USD 473 $ 360,986
1,195,414
1,308,355
Total Non-Agency Mortgage-Backed Securities — 3.6%
(Cost: $1,746,514) .............................. 1,483,835
Preferred Securities
Capital Trusts — 0.2%
United States — 0.2%
(b)(e)
Charles Schwab Corp. (The), Series
H , (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ............. 8 6,379
Citigroup, Inc. , (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.42%), 3.88% . 21 17,903
State Street Corp., Series H , (LIBOR
USD 3 Month + 2.54%), 5.63% .. 53 49,199
73,481
Total Preferred Securities — 0.2%
(Cost: $83,819) ................................ 73,481
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 41.8%
Federal National Mortgage Association,
3.00%, 12/01/50 ............ 697 619,273
Government National Mortgage
Association
2.00% ,  08/20/50 - 11/20/50 ... 171 144,540
2.50% ,  10/20/51 - 12/20/51 ... 303 263,034
3.00% ,  03/20/52 .......... 284 253,553
3.50% ,  03/20/52 .......... 61 56,167
4.00% ,  03/20/52 .......... 16 15,452
2.00% ,  01/15/53
(f)
......... 487 408,026
2.50% ,  01/15/53
(f)
......... 398 344,810
3.00% ,  01/15/53
(f)
......... 227 201,804
3.50% ,  01/15/53
(f)
......... 300 275,309
4.00% ,  01/15/53
(f)
......... 1,989 1,881,315
4.50% ,  01/15/53
(f)
......... 161 156,156
5.00% ,  01/15/53
(f)
......... 122 120,869
Uniform Mortgage-Backed Securities
1.50% ,  01/25/38 - 01/25/53
(f)
.. 756 617,930
2.00% ,  01/25/38 - 01/25/53
(f)
.. 655 578,429
2.50% ,  01/25/38 - 01/25/53
(f)
.. 905 784,144
3.00% ,  01/25/38 - 01/25/53
(f)
.. 603 538,167
3.50% ,  01/25/38 - 01/25/53
(f)
.. 187 174,053
4.00% ,  09/01/47 - 04/01/52 ... 1,179 1,114,121
4.50% ,  06/01/50 .......... 252 245,798
2.00% ,  10/01/51 - 11/01/51 ... 2,817 2,297,548
2.50% ,  11/01/51 - 12/01/51 ... 2,762 2,348,425
3.00% ,  11/01/51 .......... 253 226,239
3.50% ,  11/01/51 .......... 948 884,607
4.00% ,  01/25/53
(f)
......... 104 97,517
4.50% ,  01/25/53 - 02/25/53
(f)
.. 667 641,335
5.00% ,  01/25/53 - 02/25/53
(f)
.. 466 459,082
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.50% ,  01/25/53 - 02/25/53
(f)
.. USD 1,390 $ 1,393,347
17,141,050
Total U.S. Government Sponsored Agency Securities
—
41.8%
(Cost: $18,448,636) .............................. 17,141,050
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 05/15/40 - 08/15/40 ..... 412 256,856
1.38%, 11/15/40 ............ 206 133,924
1.75%, 08/15/41 ............ 206 140,973
2.75%, 11/15/47 ............ 298 232,452
3.00%, 02/15/48 - 08/15/52 ..... 299 244,667
2.38%, 05/15/51 ............ 212 152,093
2.00%, 08/15/51 ............ 63 40,923
1.88%, 11/15/51 ............ 3 1,773
2.88%, 05/15/52 ............ 172 137,815
4.00%, 11/15/52 ............ 20 20,028
U.S. Treasury Notes
2.50%, 04/30/24 ............ 997 968,648
4.38%, 10/31/24 ............ 44 43,874
0.75%, 11/15/24 ............ 42 39,201
4.50%, 11/30/24 - 11/15/25 ..... 177 177,515
4.00%, 12/15/25 ............ 70 69,552
0.88%, 09/30/26 ............ 92 81,689
1.13%, 10/31/26 ............ 58 51,876
1.50%, 01/31/27 ............ 7 6,320
1.88%, 02/28/27 - 02/28/29 ..... 28 25,523
0.63%, 03/31/27 ............ 189 164,002
0.50%, 04/30/27 - 05/31/27 ..... 412 353,883
2.75%, 04/30/27 - 07/31/27 ..... 211 199,754
4.13%, 09/30/27 - 10/31/27 ..... 71 71,263
1.25%, 03/31/28 ............ 27 23,467
1.75%, 01/31/29 ............ 10 8,784
2.88%, 04/30/29 ............ 44 41,209
3.88%, 11/30/29 ............ 283 281,099
Total U.S. Treasury Obligations — 9.7%
(Cost: $4,646,814) .............................. 3,969,163
Total Long-Term Investments — 102.4%
(Cost: $46,477,810) .............................. 42,005,450
Shares
Shares
Short-Term Securities
Money Market Funds — 17.7%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.03%
(g)(h)
.... 7,240,764 7,240,764
Total Short-Term Securities — 17.7%
(Cost: $7,240,764) .............................. 7,240,764
Total Options Purchased — 0.2%
(Cost: $58,127 ) ................................ 103,344
Total Investments Before Options Written and TBA Sale
Commitments — 120.3%
(Cost: $53,776,701) .............................. 49,349,558
Total Options Written — (0.5)%
(Premiums Received — $(138,982)) .................. (223,067)

BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
(f)
Government National Mortgage
Association
2.50% ,  01/15/53 ............ USD (28) $ (24,258)
3.00% ,  01/15/53 ............ (29) (25,815)
Uniform Mortgage-Backed Securities
1.50% ,  01/25/38 - 01/25/53 ..... (21) (17,315)
2.00% ,  01/25/38 - 02/25/53 ..... (176) (144,503)
2.50% ,  01/25/38 - 02/25/53 ..... (1,391) (1,179,104)
3.00% ,  01/25/38 - 01/25/53 ..... (91) (80,137)
3.50% ,  01/25/53 - 02/25/53 ..... (229) (208,044)
4.00% ,  01/25/53 - 02/25/53 ..... (776) (727,640)
Security
Par (000)
Par (000) Value
TBA Sale Commitments
(f)
(continued)
4.50% ,  01/25/53 ............ USD (517) $ (497,005)
5.00% ,  01/25/53 ............ (100) (98,522)
5.50% ,  01/25/53 - 02/25/53 ..... (1,390) (1,393,347)
Total TBA Sale Commitments — (10.7)%
(Proceeds: $(4,430,583)) .......................... (4,395,690)
Total Investments Net of Options Written and TBA Sale
Commitments — 109.1%
(Cost: $49,207,136) .............................. 44,730,801
Liabilities in Excess of Other Assets — (9.1)% ............ (3,715,581)
Net Assets — 100.0% .............................. $ 41,015,220
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Perpetual security with no stated maturity date.
(f)
Represents or includes a TBA transaction.
(g)
Annualized 7-day yield as of period end.
(h)
Affiliate of the Fund.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 2,006,214 $ 5,234,550
(a)
$ — $ — $ — $ 7,240,764 7,240,764 $ 32,805 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock Sustainable Total Return Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 3 03/22/23 $ 336 $ (1,530)
U.S. Treasury 10 Year Ultra Note ............................................... 2 03/22/23 236 (3,580)
U.S. Treasury Long Bond .................................................... 11 03/22/23 1,372 (5,690)
U.S. Treasury Ultra Bond .................................................... 7 03/22/23 935 (11,731)
U.S. Treasury 2 Year Note .................................................... 44 03/31/23 9,020 (12,426)
U.S. Treasury 5 Year Note .................................................... 44 03/31/23 4,744 (10,779)
(45,736)
Short Contracts
Euro-Bobl ............................................................... 12 03/08/23 1,487 44,325
Euro-Bund .............................................................. 1 03/08/23 142 8,579
Euro-Schatz ............................................................. 1 03/08/23 113 1,179
54,083
$ 8,347
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 2,084,710 EUR 1,953,000 UBS AG 03/15/23 $ (16,010)
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 4.00% At Termination
Goldman Sachs
International 06/30/23 4.00 % USD 10,679 $ 12,743
Put
10-Year Interest Rate Swap
(a)
2.51% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 08/10/23 2.51 USD 522 44,761
10-Year Interest Rate Swap
(a)
2.48% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 08/10/23 2.48 USD 522 45,840
90,601
$ 103,344
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 3.40% At Termination 1 day SOFR At Termination
Goldman Sachs
International 06/30/23 3.40 % USD 10,679 $ (5,205)
10-Year Interest Rate Swap
(a)
2.62% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 10/27/23 2.62 USD 657 (8,267)

BlackRock Sustainable Total Return Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2022
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3.11% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 12/19/23 3.11 % USD 778 $ (21,483)
(34,955)
Put
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.10% Semi-Annual
Goldman Sachs
International 08/10/23 3.10 USD 348 (17,281)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.20% Semi-Annual
Goldman Sachs
International 08/10/23 3.20 USD 348 (15,529)
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 3.48% At Termination
Goldman Sachs
International 08/10/23 3.48 USD 9,415 (106,190)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 4.42% Semi-Annual
Goldman Sachs
International 10/27/23 4.42 USD 657 (8,324)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.11% Semi-Annual
Morgan Stanley & Co.
International plc 12/19/23 3.11 USD 778 (40,788)
(188,112)
$ (223,067)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.45% Annual 1 day SOFR Annual 11/02/23
(a)
11/02/25 USD 1,555 $ 9,250 $ — $ 9,250
0.31% Annual 1 day TONAR Annual N/A 04/07/32 JPY 10,385 3,809 — 3,809
0.31% Annual 1 day TONAR Annual N/A 04/07/32 JPY 11,710 4,293 — 4,293
0.30% Annual 1 day TONAR Annual N/A 04/07/32 JPY 11,845 4,412 — 4,412
0.39% Annual 1 day TONAR Annual N/A 05/02/32 JPY 7,208 2,229 — 2,229
0.42% Annual 1 day TONAR Annual N/A 06/14/32 JPY 16,108 4,797 — 4,797
0.42% Annual 1 day TONAR Annual N/A 06/14/32 JPY 14,284 4,296 — 4,296
0.42% Annual 1 day TONAR Annual N/A 07/11/32 JPY 15,068 4,605 — 4,605
0.45% Annual 1 day TONAR Annual N/A 07/12/32 JPY 15,083 4,375 — 4,375
0.33% Annual 1 day TONAR Annual N/A 08/01/32 JPY 12,427 4,696 — 4,696
0.34% Annual 1 day TONAR Annual N/A 08/02/32 JPY 12,427 4,638 — 4,638
0.37% Annual 1 day TONAR Annual N/A 08/24/32 JPY 42,522 15,225 — 15,225
0.57% Annual 1 day TONAR Annual N/A 10/17/32 JPY 15,443 3,530 — 3,530
0.65% Annual 1 day TONAR Annual N/A 10/27/32 JPY 43,223 7,421 — 7,421
0.63% Annual 1 day TONAR Annual N/A 12/02/32 JPY 71,168 13,829 — 13,829
3.24% Annual 1 day SONIA Annual N/A 10/20/72 GBP 22 (330) 285 (615)
$ 91,075 $ 285 $ 90,790
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Abbott Laboratories ........ 1.00 % Quarterly JPMorgan Chase Bank NA 06/20/27 USD 17 $ (445) $ (349) $ (96)
$ – $ – $ –

BlackRock Sustainable Total Return Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 4.06%
1 day SONIA ......................................... Sterling Overnight Index Average 3.43
1 day TONAR ........................................ Tokyo Overnight Average Rate (0.02)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 5,622,063 $ — $ 5,622,063
Corporate Bonds ........................................ — 13,076,434 — 13,076,434
Foreign Government Obligations .............................. — 399,842 — 399,842
Municipal Bonds ......................................... — 239,582 — 239,582
Non-Agency Mortgage-Backed Securities ........................ — 1,483,835 — 1,483,835
Preferred Securities ....................................... — 73,481 — 73,481
U.S. Government Sponsored Agency Securities .................... — 17,141,050 — 17,141,050
U.S. Treasury Obligations ................................... — 3,969,163 — 3,969,163
Short-Term Securities
Money Market Funds ...................................... 7,240,764 — — 7,240,764
Options Purchased
Interest rate contracts ...................................... — 103,344 — 103,344
Liabilities
Investments
TBA Sale Commitments .................................... — (4,395,690) — (4,395,690)
$ 7,240,764 $ 37,713,104 $ — $ 44,953,868
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 54,083 $ 91,405 $ — $ 145,488
Liabilities
Credit contracts ........................................... — (96) — (96)
Foreign currency exchange contracts ............................ — (16,010) — (16,010)
Interest rate contracts ....................................... (45,736) (223,682) — (269,418)
$ 8,347 $ (148,383) $ — $ (140,036)

BlackRock Sustainable Total Return Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2022
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
OTC Over-the-counter
RB Revenue Bonds
S&P Standard & Poor's
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
Fair Value Hierarchy as of Period End (continued)